INCOME TAXES (10K) (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Components of Income Tax Expense
Income tax expense is summarized below:

(In thousands)	Years Ended December 31,
	2014	2013
Current
Federal	$—	$—
State	66	72
Foreign	145	665
	211	737
Deferred
Federal	(302)	580
State	22	94
Foreign	468	790
	188	1,464

Total Tax Expense	$399	$2,201

Income before Income Tax, Domestic and Foreign	Income before provision for income taxes is as follows:
(In thousands)	Years Ended December 31,
	2014	2013

Domestic	$(22,711)	$(33,778)
Foreign	1,910	4,902
	$(20,801)	$(28,876)

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to a significant portion of the net deferred tax assets and liabilities at are presented below:

	Years Ended December 31,
(In thousands)	2014		2013
	U.S. Federal and State	Foreign	U.S. Federal and State	Foreign
Deferred tax assets:
Provision for lower of cost or market inventory write-downs	$4,232	$—	$5,174	$—
Net operating loss carryforwards	25,173	416	18,359	—
Allowance for sales returns	1,208	—	1,166	—
Allowance for doubtful accounts receivable	12	—	—	—
Marketing discounts and price protection reserves	2,559	—	1,559	—
Accrued compensation and benefits	173	—	298	—
Tax credits carryforwards	4,156	—	1,980	—
Other	371	13	353	—
Deferred tax assets	37,884	429	28,889	—
Less valuation allowance	(35,837)	(416)	(27,047)	—
Deferred tax assets	2,047	13	1,842	—

Deferred tax liabilities:
Intangible assets	—	—	(1,409)	—
Warrant liability	(1,625)	—	(308)	—
Goodwill amortization	(833)	—	(674)	—
Equity income in ACL	—	(1,604)	—	(1,140)
Other	—	—	(125)	—
Deferred tax liabilities	(2,458)	(1,604)	(2,516)	(1,140)
Net deferred tax assets and liabilities	$(411)	$(1,591)	$(674)	$(1,140)

Effective Income Tax Rate Reconciliation
A reconciliation of income tax benefit based on the federal statutory rate to actual income tax expense (benefit) is as follows:

(In thousands)	Years Ended December 31,
	2014	2013

Expected income tax benefit - 34%	$(7,072)	$(9,818)
Income not subject to income tax	—	(1,499)
State income taxes, net of federal benefit	66	73
Non-deductible expenses	93	85
Change in valuation allowance	9,206	13,406
Change in prior year deferred tax allowance	(671)	—
Foreign income taxes	145	—
Foreign tax credit	(1,132)	—
Other	(236)	(46)
Total tax expense	$399	$2,201